Segment Reporting - Revenue by Geographical Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 24,872	$ 25,912	$ 32,555
UNITED STATES
Segment Reporting Information [Line Items]
Revenues	4,628	5,533	7,472
FRANCE
Segment Reporting Information [Line Items]
Revenues	2,608	2,580	2,913
ITALY
Segment Reporting Information [Line Items]
Revenues	2,874	2,524	2,854
BRAZIL
Segment Reporting Information [Line Items]
Revenues	1,587	1,670	3,708
GERMANY
Segment Reporting Information [Line Items]
Revenues	1,574	1,565	1,845
CANADA
Segment Reporting Information [Line Items]
Revenues	1,182	1,229	1,606
AUSTRALIA
Segment Reporting Information [Line Items]
Revenues	947	846	926
SPAIN
Segment Reporting Information [Line Items]
Revenues	921	810	807
ARGENTINA
Segment Reporting Information [Line Items]
Revenues	680	768	570
POLAND
Segment Reporting Information [Line Items]
Revenues	435	479	562
Others Countries [Member]
Segment Reporting Information [Line Items]
Revenues	6,594	6,900	8,238
Rest of World and Other [Member]
Segment Reporting Information [Line Items]
Revenues	$ 24,030	$ 24,904	$ 31,501